Commitments and Contingencies (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 13, 2021	Jun. 29, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Settlement amount				$ 7,000,000.0
Incurred legal expenses			$ 3,500,000	7,400,000
SRAC Indemnity losses		$ 10,000,000
Initial liability			$ 22,000,001	22,000,001
Stable Road Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting discount				$ 3,450,000	$ 3,450,000
Underwriting discount per unit					$ 0.20
Deferred fee (in Dollars per share)			$ 0.40	$ 0.40	$ 0.40
Aggregate amount				$ 6,900,000	$ 6,900,000
Registration rights, description				Cantor may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.	Cantor may not exercise its demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise its demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Settlement amount	$ 1,000,000
Underwriting discount per unit (in Dollars per share)				$ 0.20